Retirement Benefit Plans - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution expense	£ 33	£ 33
Defined benefit expense	23	£ 17
Assets at fair value	8,708			£ 12,564
Longevity swap
Disclosure of net defined benefit liability (asset) [line items]
Percentage of pensioner liabilities covered by longevity swap			85.00%
Assets at fair value	£ 0